Goodwill and Intangible Assets (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets [Line Items]
Goodwill impairment loss	$ 84,469
Top of range [member]
Goodwill and Intangible Assets [Line Items]
Percentage of discount rate	9.30%		11.30%
Goodwill impairment loss			$ 43,700,000
Bottom of range [member]
Goodwill and Intangible Assets [Line Items]
Percentage of discount rate	10.30%		10.30%
Goodwill impairment loss			$ 1